Statements of Net Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Expenses
Exploration and evaluation	$ 19,179,186	$ 22,575,096	$ 12,432,493
Administration	1,819,170	1,597,495	1,161,870
Legal, accounting and audit	243,969	298,277	109,830
Office and administration	614,473	423,740	417,032
Rent	9,145	35,570	62,908
Shareholder communication	574,633	524,599	366,171
Travel and accommodation	298,372	267,551	135,138
Trust and regulatory	78,578	47,758	70,791
Equity-settled share-based compensation	273,147	350,834	425,460
Cost recoveries	(18,961,755)	(18,921,430)	(13,178,925)
Loss (income) before other items	2,309,748	5,601,995	840,898
Other items
Finance income	(126,676)	(320,574)	(371,222)
Interest expense - director's loans	100,000	99,000	101,274
Accretion expense - office lease	(1,748)	(4,722)	(7,360)
Interest and penalties	(113)	(69,706)	0
Other fee income	(1,413,040)	(977,547)	(696,248)
Amortization of right-of-use asset	(20,177)	(20,175)	(20,175)
Transaction cost - director's loans	34,678	181,357	136,942
Flow through premium recovery	0	(769,231)	0
Foreign exchange loss	(3,239)	(3,285)	(4,271)
Net loss	929,987	3,912,888	43,450
Other comprehensive loss
Change in value of marketable securities	16,572	19,501	97,698
Total other comprehensive loss	$ 946,559	$ 3,932,389	$ 141,148
Basic and diluted loss per share	$ 0.00	$ 0.02	$ 0.00
Weighted average number of common shares outstanding	224,931,565	216,724,808	194,992,511